FAIR VALUES - Fair Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity investments
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	$ 52,358	$ 106,909
Ternium Argentina S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	22,695	2,424
Holcim Arg
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	10,850	15,718
Aluar S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	3,139	68
Cedear SPDR Dow Jones Ind
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	2,479	3,926
Cedear SPDR S&P
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	2,312	3,327
Cedear Financial Select Sector
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	2,235	3,114
Cedear Ishares MSCI Brasil
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	631	1,744
Grupo Financiero Galicia S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss	$ 8,017
Pampa Energa S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss		57,135
Edenor
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss		12,628
Loma Negra S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss		5,252
Others
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at fair value with changes in profit or loss		$ 1,573